INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2016	$ 3,613,000	$ 3,589,000
2017	2,912,000	3,037,000
2018	2,802,000	2,980,000
2019	1,723,000	2,179,000
2020 and thereafter	2,500,000	2,679,000
Finite Lived Intangible Assets Amortization Expenses	$ 13,550,000	$ 14,464,000